RETIREMENT BENEFIT OBLIGATIONS - Reconciliation of benefit obligations and pension assets (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) Y	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Disclosure of net defined benefit liability (asset) [line items]
Amounts recognised on the balance sheet at beginning of the period	$ (164)	$ (171)
Movement in pension benefit obligation and pension assets:
Current service cost	(12)	(19)
Past service credit	4	51
Interest (expense)/income	(2)	(4)
Administration costs and taxes	(3)	(3)
Costs recognised in Income statement	(13)	25
Actuarial gain due to liability experience	1	7
Actuarial (loss)/gain due to financial assumptions change	(38)	(301)
Actuarial gain due to demographic assumptions	42	33
Return on plan assets greater than/(less than) discount rate	59	180
Re-measurement recognised in OCI	64	(81)	$ (8)
Employer contributions	53	60
Net cash	53	60
Exchange rates	(9)	3
Amount recognised on the balance sheet	(69)	(164)	(171)
Amount recognised on the balance sheet - liability	(131)	(164)
Amount recognised on the balance sheet - asset	62
Obligations
Disclosure of net defined benefit liability (asset) [line items]
Amounts recognised on the balance sheet at beginning of the period	(1,577)	(1,521)
Movement in pension benefit obligation and pension assets:
Current service cost	(12)	(19)
Past service credit	4	51
Settlements		7
Interest (expense)/income	(44)	(52)
Administration costs and taxes	(3)	(3)
Costs recognised in Income statement	(55)	(16)
Actuarial gain due to liability experience	1	7
Actuarial (loss)/gain due to financial assumptions change	(38)	(301)
Actuarial gain due to demographic assumptions	42	33
Re-measurement recognised in OCI	5	(261)
Employee contributions	(4)	(4)
Benefits paid directly by the Group, taxes and administration costs paid from scheme assets	2	3
Benefits paid	102	61
Net cash	100	60
Exchange rates	(98)	161
Amount recognised on the balance sheet	(1,625)	(1,577)	(1,521)
Amount recognised on the balance sheet - liability	(290)	(1,577)
Amount recognised on the balance sheet - asset	(1,335)
Asset
Disclosure of net defined benefit liability (asset) [line items]
Amounts recognised on the balance sheet at beginning of the period	1,413	1,350
Movement in pension benefit obligation and pension assets:
Settlements		(7)
Interest (expense)/income	42	48
Costs recognised in Income statement	42	41
Return on plan assets greater than/(less than) discount rate	59	180
Re-measurement recognised in OCI	59	180
Employer contributions	53	60
Employee contributions	4	4
Benefits paid directly by the Group, taxes and administration costs paid from scheme assets	(2)	(3)
Benefits paid	(102)	(61)
Net cash	(47)
Exchange rates	89	(158)
Amount recognised on the balance sheet	1,556	1,413	$ 1,350
Amount recognised on the balance sheet - liability	159	1,413
Amount recognised on the balance sheet - asset	1,397
UK Plan
Disclosure of net defined benefit liability (asset) [line items]
Amounts recognised on the balance sheet at beginning of the period	(4)
Movement in pension benefit obligation and pension assets:
Amount recognised on the balance sheet	$ 53	(4)
Weighted average duration of the defined benefit obligation | Y	20
UK Plan | Obligations
Disclosure of net defined benefit liability (asset) [line items]
Amounts recognised on the balance sheet at beginning of the period	$ (844)
Movement in pension benefit obligation and pension assets:
Amount recognised on the balance sheet	(854)	(844)
UK Plan | Asset
Disclosure of net defined benefit liability (asset) [line items]
Amounts recognised on the balance sheet at beginning of the period	840
Movement in pension benefit obligation and pension assets:
Amount recognised on the balance sheet	907	840
US Plan
Disclosure of net defined benefit liability (asset) [line items]
Amounts recognised on the balance sheet at beginning of the period	(27)
Movement in pension benefit obligation and pension assets:
Amount recognised on the balance sheet	$ 9	(27)
Weighted average duration of the defined benefit obligation | Y	11
US Plan | Obligations
Disclosure of net defined benefit liability (asset) [line items]
Amounts recognised on the balance sheet at beginning of the period	$ (461)
Movement in pension benefit obligation and pension assets:
Amount recognised on the balance sheet	(481)	(461)
US Plan | Asset
Disclosure of net defined benefit liability (asset) [line items]
Amounts recognised on the balance sheet at beginning of the period	434
Movement in pension benefit obligation and pension assets:
Amount recognised on the balance sheet	490	434
Other Plans
Disclosure of net defined benefit liability (asset) [line items]
Amounts recognised on the balance sheet at beginning of the period	(133)
Movement in pension benefit obligation and pension assets:
Amount recognised on the balance sheet	(131)	(133)
Other Plans | Obligations
Disclosure of net defined benefit liability (asset) [line items]
Amounts recognised on the balance sheet at beginning of the period	(272)
Movement in pension benefit obligation and pension assets:
Amount recognised on the balance sheet	(290)	(272)
Other Plans | Asset
Disclosure of net defined benefit liability (asset) [line items]
Amounts recognised on the balance sheet at beginning of the period	139
Movement in pension benefit obligation and pension assets:
Amount recognised on the balance sheet	$ 159	$ 139